Consolidated Statements of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net profit/(loss) for the period	€ 629,339	€ (94,626)
Reversal of finance income	(4,517)	(28,854)
Reversal of finance expenses	67,255	44,786
Reversal of income taxes	(677,516)	1,061
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(638)	(1,402)
Share of (profit)/loss of associates	10,251	(26,579)
Share-based payment	30,356	25,558
Depreciation and amortization	4,220	4,545
Impairment of property, plant and equipment	0	7,508
Changes in working capital:
Inventories	(12,813)	2,538
Receivables	(36,377)	98,032
Prepayments	(4,852)	(5,521)
Contract liabilities	1,735	(4,054)
Trade payables, accrued expenses and other liabilities	(21,051)	(40,767)
Provisions	6,534	260
Cash flows generated from/(used in) operations	(8,074)	(17,515)
Finance income received	4,518	4,208
Finance expenses paid	(5,328)	(954)
Income taxes received/(paid)	1,163	(52)
Cash flows from/(used in) operating activities	(7,721)	(14,313)
Investing activities
Payments received under finance leases	959
Acquisition of intangible assets and property, plant and equipment	(7,712)	(703)
Cash flows from/(used in) investing activities	(6,753)	(703)
Financing activities
Repayment of borrowings	(8,580)	(3,066)
Proceeds from exercise of warrants	31,625	13,834
Acquisition of treasury shares	(51,857)	(17,396)
Payment of withholding taxes under stock incentive programs	(8,021)	(11,396)
Cash flows from/(used in) financing activities	(36,833)	(18,024)
Increase/(decrease) in cash and cash equivalents	(51,307)	(33,040)
Cash and cash equivalents at January 1	616,041	559,543
Effect of exchange rate changes on balances held in foreign currencies	8,086	(8,580)
Cash and cash equivalents at March 31	€ 572,820	€ 517,923